Document and Entity Information	Jun. 06, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 06, 2025
Entity File Number	000-55417
Entity Registrant Name	ATEL 16, LLC
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	90-0920813
Entity Address State Or Province	CA
Entity Address, Address Line One	505 Montgomery Street, 7th Floor
Entity Address, City or Town	San Francisco
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	989-8800
Title of 12(g) Security	Limited Liability Company Units
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001575048
Amendment Flag	false
Written Communications	false
Pre-commencement Tender Offer	false
No Trading Symbol Flag	true
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false